Subsequent Events:	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Subsequent Events:
Subsequent Events:

Note G — Subsequent Events

On October 2, 2013, the Company consummated all of the following transactions, which are referred to herein, collectively, as the “Recent Transactions.” This date will be considered as the effective date for the purposes of recording the acquisitions and new operations on the books and records of Cubic.

Formation of New Subsidiaries

The Company approved the formation and capitalization of two new, wholly owned direct subsidiaries Cubic Asset Holding, LLC, and Cubic Louisiana Holding, LLC, and two new, wholly owned indirect subsidiaries Cubic Asset, LLC, a direct subsidiary of Cubic Asset Holding, LLC and Cubic Louisiana, LLC, a direct subsidiary of Cubic Louisiana Holding, LLC.

Senior Secured Notes Financing

The Company entered into a Note Purchase Agreement dated October 2, 2013, pursuant to which the Company issued an aggregate of $66.0 million of Notes due October 2, 2016 to certain purchasers (the “Investors”).  The Notes bear interest at the rate of 15.5% per annum, in cash, payable quarterly; provided, however, that interest for the first six months following the closing shall be paid 7.0% per annum in cash and 8.5% per annum in additional Notes.  The indebtedness under the Note Purchase Agreement is secured by substantially all of the assets of the Company, including a first priority lien over all of the assets of the Company, Cubic Asset and Cubic Asset Holding and a second priority lien over all of the assets of Cubic Louisiana and Cubic Louisiana Holding.

Issuance of Warrants and Series C Preferred Stock

Pursuant to the terms of a Warrant and Preferred Stock Agreement, dated as of October 2, 2013, and in connection with the issuance and sale of the Notes under the Note Purchase Agreement, the Company issued certain warrants and shares of Series C Voting Preferred Stock, par value $0.01 per share, to the Investors.  The Company issued warrants exercisable for (a) an aggregate of 65,834,549 shares of Common Stock, at an exercise price of $0.01 per share (the “Class A Warrants”), and (b) an aggregate of 32,917,275 shares of Common Stock, at an exercise price of $0.50 per share (the “Class B Warrants”, and together with the Class A Warrants, the “Warrants”).

The Company also issued an aggregate of 98,751.823 shares of Series C Voting Preferred Stock to the Investors.  The holders of the Series C Voting Preferred Stock are entitled to vote, together with holders of Common Stock, as a single class with respect to all matters presented to holders of Common Stock of the Company.  The holders of Series C Voting Preferred Stock are entitled, in the aggregate, to a number of votes equal to the number of shares of Common Stock that would be issuable upon the exercise of all outstanding Warrants on a Full Physical Settlement basis (as defined in the Warrant and Preferred Stock Agreement).  The holders of Series C Voting Preferred Stock are not entitled to receive any dividends from the Company.  Shares of the Series C Voting Preferred Stock have a stated value of $0.01 per share and may be redeemed at the option of the holders thereof at any time.

Investment Agreement and Voting Agreement

In connection with entering into the Note Purchase Agreement and the Warrant and Preferred Stock Agreement, the Company entered into an Investment Agreement, dated as of October 2, 2013, with the Investors, pursuant to which the Investors have the right to designate three members (subject to adjustment for changes in board size) for election or appointment to the Company’s board of directors and certain information rights, veto rights, pre-emptive rights and sale rights, among others.

The Investors and Calvin A. Wallen, III, the Company’s Chairman, President and Chief Executive Officer, also entered into a Voting Agreement, dated as of October 2, 2013, pursuant to which Mr. Wallen has agreed to vote shares of voting securities of the Company beneficially owned by him in favor of the Investors’ designees to the board of directors of the Company and with the Investors in connection with certain other matters.  Mr. Wallen has also agreed not to transfer shares of voting securities of the Company beneficially owned by him unless certain conditions specified in the Voting Agreement are satisfied.

Registration Rights Agreement

In connection with entering into the Note Purchase Agreement and the Warrant and Preferred Stock Agreement, the Company entered into a Registration Rights Agreement, dated as of October 2, 2013, with the Investors, providing for, among other things, the registration of shares of Common Stock issuable upon exercise of the Warrants with the Securities and Exchange Commission.

Hedging Transaction

The Company, through its subsidiary Cubic Asset also entered into a Call Option Structured Derivative payment with a third party that resulted in an upfront payment at closing of approximately $35,000,000.  In addition, this third party has entered into agreements with Cubic Asset and Cubic Louisiana contemplating the hedging of hydrocarbons.  This third party will have a junior lien position on both the assets of Cubic Asset and Cubic Louisiana.

Wells Fargo Debt Restructuring

Cubic Louisiana and WFEC entered into a Credit Agreement dated October 2, 2013.  In conjunction with entering into the Credit Agreement, the Company assigned all of its previously held oil and gas interests that it held in Northwest Louisiana to Cubic Louisiana.  Pursuant to the terms of the Credit Agreement, the Company repaid the $5 million term loan payable to WFEC, and Cubic Louisiana assumed the remaining unpaid debt to WFEC, which amount was $20,865,110 as of that date.  That debt is reflected in a term loan bearing interest at the higher of (i) the Wells Fargo Bank prime rate, plus 2%, per annum and (ii) the Federal Funds Rate, plus 1%, per annum.  In the event that Cubic Louisiana does not have available cash to pay interest on the Credit Facility, accrued and unpaid interest will be paid in kind via an additional promissory note.  As part of the Credit Agreement, WFEC is providing a revolving credit facility in the amount of up to $10,000,000, bearing interest at the same rate, with all advances under that revolving credit facility to be made in the sole discretion of WFEC.  The indebtedness to WFEC pursuant to the Credit Agreement is secured by a first priority lien over all of the assets of Cubic Louisiana and Cubic Louisiana Holdings.  The other oil and gas properties of Cubic and its other subsidiaries, including the assets acquired from Gastar, Navasota and Tauren, as described below, do not secure the indebtedness under the Credit Agreement.

Conversion of Wallen Note and Series A Convertible Preferred Stock into Series B Convertible Preferred Stock

The Company entered into and consummated the transactions contemplated by a Conversion and Preferred Stock Purchase Agreement dated as of October 2, 2013 with Mr. Wallen and Langtry.  Pursuant to the terms of the Conversion Agreement, (a) Langtry was issued 12,047 shares of Series B Convertible Preferred Stock, with an aggregate stated value of $12,047,000, in exchange for the cancellation of all of the issued and outstanding shares of Series A Convertible Preferred Stock held by Langtry and (b) Mr. Wallen was issued 2,115 shares of Series B Convertible Preferred Stock, with an aggregate stated value of $2,115,000, in exchange for the cancellation of the Wallen Note.

The Series B Convertible Preferred Stock is entitled to dividends at a rate of 9.5% per annum and, subject to certain limitations, is convertible into Common Stock at an initial conversion price of $0.50 per share of Common Stock. The holders of the Series B Convertible Preferred Stock are entitled to vote (on an as-converted basis), together with holders of Common Stock, as a single class with respect to all matters presented to holders of Common Stock.

Acquisition of Properties from Gastar

The Company consummated the transactions contemplated by the Purchase and Sale Agreement dated as of April 19, 2013 (the “Gastar Agreement”), with Gastar Exploration Texas, LP (“Gastar”) and Gastar Exploration USA, Inc.  Pursuant to the Gastar Agreement, the Company acquired proven reserves, oil & natural gas production and undeveloped leasehold interests in Leon and Robertson Counties, Texas.  The acquired properties include approximately 17,400 net acres of leasehold interests.  The acquisition price paid by the Company at closing was $39,118,830, following various adjustments set forth in the Gastar Agreement, and including the various deposits paid prior to the closing date.  For purposes of allocating revenues and expenses and capital costs between Gastar and Cubic, such amounts were netted effective January 1, 2013 and will be recorded as an adjustment to the purchase price.

Acquisition of Properties from Navasota

On September 27, 2013, the Company entered into a Purchase and Sale Agreement (the “Navasota Agreement”) with Navasota Resources, Ltd. LLP (“Navasota”).  On October 2, 2013, pursuant to the Navasota Agreement, the Company acquired proven reserves, oil & natural gas production and undeveloped leasehold interests in Leon and Robertson Counties, Texas.  The leasehold interests acquired from Navasota generally consist of additional fractional interests in the properties acquired pursuant to the Gastar Agreement, comprising approximately 6,400 net acres.  The acquisition price paid by the Company was $19,400,000.

Acquisition of Properties from Tauren

The Company entered into and consummated a Purchase and Sale Agreement dated as of October 2, 2013 (the “Tauren Agreement”) with Tauren.  Pursuant to the Tauren Agreement, the Company acquired well bores, proven reserves, oil & natural gas production and undeveloped leasehold interests in the Cotton Valley formation in DeSoto and Caddo Parishes, Louisiana.  The acquired properties include approximately 5,600 net acres of leasehold interests.  The acquisition price paid by the Company was $4,000,000 in cash and 2,000 shares of the Company’s Series B Convertible Preferred Stock with an aggregate stated value of $2,000,000.  The Tauren Agreement was unanimously approved by the Company’s board of directors, excluding Mr. Wallen.  In addition, the Company obtained an opinion from Blackbriar Advisors, LLC, which concluded that the terms of the Tauren Agreement were fair, from a financial perspective, to the Company.

Note L — Subsequent Events:

Director Compensation

On July 5, 2013, the Company paid cash of $13,000 and issued 72,500 shares of common stock to four directors of the Company pursuant to the Plan.  As of such date, the aggregate market value of the common stock granted was $20,300 based on the last sale price ($0.28 per share) on July 5, 2013, on the NYSE-MKT of the Company’s common stock. Such amount was expensed upon issuance to compensation expense.

Exchange Delisting

As previously disclosed, the Company was notified by NYSE MKT, LLC (the “Exchange”) staff (the “Staff”) that it was not in compliance with certain of the Exchange’s continued listing standards as set forth in the Exchange’s Company Guide. Specifically, the Company was advised that it was not in compliance with Sections 1003(a)(i)-(iv) of the Company Guide.

The Company submitted a plan of compliance advising the Exchange of actions it had taken, or intended to take, to regain compliance with the continued listing standards (the “Plan”). Based on the Plan, the Exchange deferred further action pending a review of the Company’s operations through May, 31, 2013. The Staff completed this review on June 26, 2013. On July 10, 2013, the Company received written notification from the Staff (the “Staff Determination”) stating that the Company’s Common Stock is subject to delisting from the Exchange.

The Company did not request an appeal of the Staff Determination, and trading in the Company’s Common Stock on the Exchange was discontinued effective at the opening of trading on July 17, 2013. The Company intends to remain current in its reporting obligations with the Securities and Exchange Commission, and the Common Stock began being quoted on the OTCQB Marketplace on Wednesday, July 17, 2013 under the symbol “CBNR”. The OTCQB is the mid-tier market operated by the US OTC Markets.

RECENTLY COMPLETED FINANCING AND ACQUISITIONS

On October 2, 2013, the Company consummated the following transactions:

Formation of New Subsidiaries

The Company approved the formation and capitalization of two new, wholly owned direct subsidiaries Cubic Asset Holding, LLC, and Cubic Louisiana Holding, LLC, and two new, wholly owned indirect subsidiaries Cubic Asset, LLC, a direct subsidiary of Cubic Asset Holding, LLC and Cubic Louisiana, LLC, a direct subsidiary of Cubic Louisiana Holding, LLC.

Senior Secured Notes Financing

The Company entered into a Note Purchase Agreement dated October 2, 2013, pursuant to which the Company issued an aggregate of $66.0 million of Notes due October 2, 2016 to certain purchasers.  The Notes bear interest at the rate of 15.5% per annum, in cash, payable quarterly; provided, however, that interest for the first six months following the closing shall be paid 7.0% per annum in cash and 8.5% per annum in additional Notes.  The indebtedness under the Note Purchase Agreement is secured by substantially all of the assets of the Company, including a first priority lien over all of the assets of the Company, Cubic Asset and Cubic Asset Holding and a second priority lien over all of the assets of Cubic Louisiana and Cubic Louisiana Holding.

Issuance of Warrants and Series C Preferred Stock

Pursuant to the terms of a Warrant and Preferred Stock Agreement, dated as of October 2, 2013, and in connection with the issuance and sale of the Notes under the Note Purchase Agreement, the Company issued certain warrants and shares of Series C Voting Preferred Stock, par value $0.01 per share, to the Investors.  The Company issued warrants exercisable for (a) an aggregate of 65,834,549 shares of Common Stock, at an exercise price of $0.01 per share (the “Class A Warrants”), and (b) an aggregate of 32,917,275 shares of Common Stock, at an exercise price of $0.50 per share (the “Class B Warrants, and together with the Class A Warrants, the “Warrants”).

The Company also issued an aggregate of 98,751.823 shares of Series C Voting Preferred Stock to the Investors.  The holders of the Series C Voting Preferred Stock are entitled to vote, together with holders of Common Stock, as a single class with respect to all matters presented to holders of Common Stock of the Company.  The holders of Series C Voting Preferred Stock are entitled, in the aggregate, to a number of votes equal to the number of shares of Common Stock that would be issuable upon the exercise of all outstanding Warrants on a Full Physical Settlement basis (as defined in the Warrant and Preferred Stock Agreement).  The holders of Series C Voting Preferred Stock are not entitled to receive any dividends from the Company.  Shares of the Series C Voting Preferred Stock have a stated value of $0.01 per share and may be redeemed at the option of the holders thereof at any time.

Investment Agreement and Voting Agreement

In connection with entering into the Note Purchase Agreement and the Warrant and Preferred Stock Agreement, the Company entered into an Investment Agreement, dated as of October 2, 2013, with the Investors, pursuant to which the Investors have the right to designate three members (subject to adjustment for changes in board size) for election or appointment to the Company’s board of directors and certain information rights, veto rights, pre-emptive rights and sale rights, among others.

The Investors and Calvin A. Wallen, III, the Company’s Chairman, President and Chief Executive Officer, also entered into a Voting Agreement, dated as of October 2, 2013, pursuant to which Mr. Wallen has agreed to vote shares of voting securities of the Company beneficially owned by him in favor of the Investors’ designees to the board of directors of the Company and with the Investors in connection with certain other matters.  Mr. Wallen has also agreed not to transfer shares of voting securities of the Company beneficially owned by him unless certain conditions specified in the Voting Agreement are satisfied.

Registration Rights Agreement

In connection with entering into the Note Purchase Agreement and the Warrant and Preferred Stock Agreement, the Company entered into a Registration Rights Agreement, dated as of October 2, 2013, with the Investors, providing for, among other things, the registration of shares of Common Stock issuable upon exercise of the Warrants with the Securities and Exchange Commission.

Hedging Transaction

The Company, through its subsidiary Cubic Asset also entered into a Call Option Structured Derivative payment with a third party that resulted in an upfront payment at closing of approximately $35,000,000.  In addition, this third party has entered into agreements with Cubic Asset and Cubic Louisiana contemplating the hedging of hydrocarbons.  This third party will have a junior lien position on both the assets of Cubic Asset and Cubic Louisiana.

Wells Fargo Debt Restructuring

Cubic Louisiana and WFEC entered into a Credit Agreement dated October 2, 2013.  In conjunction with entering into the Credit Agreement, the Company assigned all of its previously held oil and gas interests that it held as the Legacy Louisiana Assets.  Pursuant to the terms of the Credit Agreement, the Company repaid the $5 million term loan payable to WFEC, and Cubic Louisiana assumed the remaining unpaid debt to WFEC, which amount was $20,865,110 as of that date.  That debt is reflected in a term loan bearing interest at the higher of (i) the Wells Fargo Bank prime rate, plus 2%, per annum and (ii) the Federal Funds Rate, plus 1%, per annum.  In the event that Cubic Louisiana does not have available cash to pay interest on the Credit Facility, accrued and unpaid interest will be paid in kind via an additional promissory note.  As part of the Credit Agreement, WFEC is providing a revolving credit facility in the amount of up to $10,000,000, bearing interest at the same rate, with all advances under that revolving credit facility to be made in the sole discretion of WFEC.  The indebtedness to WFEC pursuant to the Credit Agreement is secured by a first priority lien over all of the assets of Cubic Louisiana and Cubic Louisiana Holdings.  The other oil and gas properties of Cubic and its other subsidiaries, including the assets acquired from Gastar, Navasota and Tauren, as described below, do not secure the indebtedness under the Credit Agreement.

Conversion of Wallen Note and Series A Convertible Preferred Stock into Series B Convertible Preferred Stock

The Company entered into and consummated the transactions contemplated by a Conversion and Preferred Stock Purchase Agreement dated as of October 2, 2013 with Mr. Wallen and Langtry.  Pursuant to the terms of the Conversion Agreement, (a) Langtry was issued 12,047 shares of Series B Convertible Preferred Stock, with an aggregate stated value of $12,047,000, in exchange for the cancellation of all of the issued and outstanding shares of Series A Convertible Preferred Stock held by Langtry and (b) Mr. Wallen was issued 2,115 shares of Series B Convertible Preferred Stock, with an aggregate stated value of $2,115,000, in exchange for the cancellation of a promissory note payable to Mr. Wallen in the principal amount of $2,000,000, plus $114,986 of accrued and unpaid interest.

The Series B Convertible Preferred Stock is entitled to dividends at a rate of 9.5% per annum and, subject to certain limitations, is convertible into the Common Stock at an initial conversion price of $0.50 per share of Common Stock. The holders of the Series B Convertible Preferred Stock are entitled to vote (on an as-converted basis), together with holders of Common Stock, as a single class with respect to all matters presented to holders of Common Stock.

Acquisition of Properties from Gastar

The Company consummated the transactions contemplated by the previously announced the Gastar Agreement dated as of April 19, 2013 with Gastar Exploration Texas, LP ("Gastar"), and Gastar Exploration USA, Inc.  Pursuant to the Gastar Agreement, the Company acquired proven reserves, oil & natural gas production and undeveloped leasehold interests in Leon and Robertson Counties, Texas.  The acquired properties include approximately 17,400 net acres of leasehold interests.  The acquisition price paid by the Company at closing was $39,118,830, following various adjustments set forth in the Gastar Agreement, and including the various deposits paid prior to the closing date.  For purposes of allocating revenues and expenses and capital costs between Gastar and Cubic, such amounts were netted effective January 1, 2013 and will be recorded as an adjustment to the purchase price.

Acquisition of Properties from Navasota

On September 27, 2013, the Company entered into the Navasota Agreement with Navasota.  On October 2, 2013, pursuant to the Navasota Agreement, the Company acquired proven reserves, oil & natural gas production and undeveloped leasehold interests in Leon and Robertson Counties, Texas.  The leasehold interests acquired from Navasota generally consist of additional fractional interests in the properties acquired pursuant to the Gastar Agreement, comprising approximately 6,400 net acres.  The acquisition price paid by the Company was $19,400,000.

Acquisition of Properties from Tauren

The Company entered into and consummated the Purchase and Sale Agreement dated as of October 2, 2013 with Tauren.  Pursuant to the Tauren Agreement, the Company acquired well bores, proven reserves, oil & natural gas production and undeveloped leasehold interests in the Cotton Valley formation in DeSoto and Caddo Parishes, Louisiana.  The acquired properties include approximately 5,600 net acres of leasehold interests.  The acquisition price paid by the Company was $4,000,000 in cash and 2,000 shares of the Company’s Series B Convertible Preferred Stock with an aggregate stated value of $2,000,000.  The Tauren Agreement was unanimously approved by the Company’s board of directors, excluding Mr. Wallen.  In addition, the Company obtained an opinion from Blackbriar Advisors, LLC, which concluded that the terms of the Tauren Agreement were fair, from a financial perspective, to the Company.